Long-term debt	12 Months Ended
Mar. 31, 2015
Long-term debt

18. Long-term debt

Long-term debt as of March 31, 2014 and March 31, 2015 comprised of the following:

	As of
	March 31, 2014		March 31, 2015		March 31, 2015
	(In millions)
Subordinated debt	Rs.	174,730.5	Rs.	175,849.0	US$	2,822.2
Others		220,478.1		282,085.4		4,527.1

Total	Rs.	395,208.6	Rs.	457,934.4	US$	7,349.3

The below table presents the balance of long term debt as of March 31, 2014 and March 31, 2015 and the related contractual rates and maturity dates:

	Years ended March 31,
	2014				2015
	Maturity / Call dates	Stated interest rates	Total		Maturity / Call dates	Stated interest rates	Total		Total
	(In millions)
Subordinated debt
Lower Tier II
Fixed rate	2015 - 2024	5.90% to 10.70%	Rs.	132,580.0	2016 - 2025	6.00% to 10.70%	Rs.	133,440.0	US$	2,141.6
Upper Tier II
Fixed rate	2016 - 2021	8.70% to 10.85%		34,159.0	2016 - 2021	8.70% to 10.85%		34,159.0		548.2
Variable rate	2016 - 2017	LIBOR+1.2		5,991.5	2016 - 2017	LIBOR+1.2		6,250.0		100.3
Perpetual debt	2016 - 2017	9.92%		2,000.0	2016 - 2017	9.92%		2,000.0		32.1
Others
Variable rate—(1)	2015 - 2018	1.25% to 3.00%		129,708.4	2016 - 2018	1.50% to 2.59%		49,375.0		792.3
Variable rate—(2)	2015 - 2018	10.25% to 11.35%		57,299.7	2016 - 2019	9.95% to 10.55%		72,737.8		1,167.4
Fixed rate—(1)	2015 - 2019	8.54% to 10.81%		33,470.0	2016 - 2025	8.45% to 10.81%		83,950.0		1,347.3
Fixed rate—(2)					2016 - 2018	1.11% to 4.30%		76,022.6		1,220.1

Total			Rs.	395,208.6			Rs.	457,934.4	US$	7,349.3

The scheduled maturities of long-term debt are set out below:

	As of March 31, 2015
	(In millions)
Due in the twelve months ending March 31:
2016	Rs.	39,713.0	US$	637.3
2017		101,547.4		1,629.7
2018		98,097.7		1,574.3
2019		39,397.3		632.3
2020		2,500.0		40.1
Thereafter (1)		174,679.0		2,803.4

Total	Rs.	455,934.4	US$	7,317.1

(1)	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 2.0 billion.

During the year ended March 31, 2015 the Bank issued subordinated debt qualifying for Lower Tier II capital, under RBI regulatory guidelines, amounting to Rs. 5,000 million (previous period Rs. 2,300.0 million) and raised other long term debt Rs. 99,257.6 million (previous period Rs. 144,041.9 million).

As of March 31, 2014 and March 31, 2015, other long-term debt includes foreign currency borrowings from other banks aggregating to Rs. 129,708.4 million and Rs. 125,397.6 million, respectively, and functional currency borrowings aggregating to Rs. 90,769.7 million and Rs. 156,687.8 million, respectively.